Equity-Based Compensation Expense - Schedule of Nonvested Restricted Stock Units Activity (Parenthetical) (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Restricted Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options unrecognized compensation	$ 8,735